Stock Option Plans and Warrants to Purchase Common Stock (Details) (Equity Incentive Plan [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Equity Incentive Plan [Member]
Summary of equity incentive plan
Beginning Balance	129,711	60,692
Increase in shares available for the plan	1,250,000
Options granted	(791,100)	(100,000)
Options exercised	103,439
Options forfeited or expired	83,874	169,019
Ending Balance	775,924	129,711